Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 26, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2012